Offerings	Feb. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2027
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99921
Maximum Aggregate Offering Price	$ 599,526,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,787.43
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,748,111,500.00.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Notes due 2030
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	0.99817
Maximum Aggregate Offering Price	$ 548,993,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,050.9
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,748,111,500.00.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2035
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99932
Maximum Aggregate Offering Price	$ 599,592,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,797.54
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,748,111,500.00.